NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
NET INTEREST INCOME (Details) [Line Items]
Interest income	£ 16,861	£ 16,349	[1]	£ 16,006	[1]
Borrowings, interest rate	2.57%	2.68%		2.43%
Interest expense	£ 6,681	£ 2,953	[1]	£ 5,094	[1]
Interest income on impaired financial assets accrued	198	227		179
Reserve of cash flow hedges [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	608	701		651
Negative interest rates [Member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	26	31		12
Interest expense	119	10		50
Finance Leases [Member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	£ 45	£ 46		£ 49

[1]	Restated, see note 1.